27 Right-of-use asset and lease liability (Details 3) - Cash Flow Hedges [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Lease Consideration [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Nominal	R$ 114,341
Present value	96,604
Potential Pis / Cofins [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Nominal	8,320
Present value	R$ 7,296